Operations (Details Narrative) R$ in Millions, $ in Millions					1 Months Ended	12 Months Ended
	Nov. 30, 2023 USD ($)	Nov. 30, 2023 BRL (R$)	Aug. 16, 2023	Jun. 14, 2022	Mar. 31, 2023 BRL (R$)	Dec. 31, 2023 BRL (R$)	Nov. 30, 2023 BRL (R$)
Novonor S A [Member]
IfrsStatementLineItems [Line Items]
Proportion of voting rights						50.11%
Proportion of ownership interest equity						38.32%
Braskem Idesa [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest equity				50.00%
Made payment					R$ 316
Proportion of ownership interest subsidiary					50.00%
Capital contribution						R$ 193
Capital subscribed						169
Advance for future capital increase						R$ 24
Financing amount	$ 408						R$ 1,975
Withdrawn amount	$ 157	R$ 760
Braskem Siam [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest equity			51.00%